Investment Risks	Feb. 28, 2026
Vest US Large Cap 10% Buffer Strategies Fund | Positive Or Negative Return Of Each Monthly Tranche Risk Member
Prospectus [Line Items]
Risk [Text Block]	The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return. Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.
Vest US Large Cap 10% Buffer Strategies Fund | Investment Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 10% Buffer Strategies. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Vest US Large Cap 10% Buffer Strategies Fund | Derivative Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Vest US Large Cap 10% Buffer Strategies Fund | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Vest US Large Cap 10% Buffer Strategies Fund | FLEX Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Index or ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index or ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index or ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Vest US Large Cap 10% Buffer Strategies Fund | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index or ETF changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index or an ETF, it may be subject to the risks associated with changes in that index or ETF.

Vest US Large Cap 10% Buffer Strategies Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Vest US Large Cap 10% Buffer Strategies Fund | Risks Of Investing In Other Investment Companies Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.
Vest US Large Cap 10% Buffer Strategies Fund | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Vest US Large Cap 10% Buffer Strategies Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.
Vest US Large Cap 10% Buffer Strategies Fund | Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.
Vest US Large Cap 10% Buffer Strategies Fund | The Fund Is subject To performance And Equity Risk Related To The US Large Cap Equities Member
Prospectus [Line Items]
Risk [Text Block]
The Fund is subject to performance and equity risk related to the US large cap equities.   Options’ payments at expiration are based on the price performance of the US large cap equity market or an ETF that tracks such market. The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market or ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market and/or ETF.  The settlement value of the FLEX Options is based on the Index or an ETF on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Index or ETF is designed to replicate the performance of the US large cap equity market. The value of the Index or ETF will fluctuate over time based on fluctuations in the value of the stocks comprising the Index or ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Vest US Large Cap 10% Buffer Strategies Fund | Risk Of Loss Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

Vest US Large Cap 10% Buffer Strategies Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”), and disposition of such options will be taxed accordingly. The ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the ETF, the FLEX Options and the Fund. The ETF may engage in securities lending. Securities lending involves the risk that the ETF may lose money because the borrower of the ETF’s loaned securities fails to return the securities in a timely manner or at all. Shares of ETFs may trade at a discount or premium from their NAV.

The value of the FLEX Options may change with the implied volatility of the Index or ETF and the securities comprising the Index or the ETF.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index or the ETF. The Fund seeks to provide target returns referencing the price performance of the Index or an ETF, which does not include returns from dividends paid by the companies in the Index or an ETF.
The values of the FLEX Options do not increase or decrease at the same rate as the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or ETF or their underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index or the ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index or ETF and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Vest US Large Cap 10% Buffer Strategies Fund | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Vest US Large Cap 10% Buffer Strategies Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.
Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.
Vest US Large Cap 10% Buffer Strategies Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
Vest US Large Cap 10% Buffer Strategies Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund expects to comply with the requirements of the Code, so that it will be taxed as a regulated investment company (“RIC”). However, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle rules,” and various loss limitation provisions of the Code.

Vest US Large Cap 10% Buffer Strategies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Vest US Large Cap 10% Buffer Strategies Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vest US Large Cap 10% Buffer Strategies Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.
Vest US Large Cap 20% Buffer Strategies Fund | Positive Or Negative Return Of Each Monthly Tranche Risk Member
Prospectus [Line Items]
Risk [Text Block]	The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return. Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.
Vest US Large Cap 20% Buffer Strategies Fund | Investment Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 20% Buffer Strategies. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Vest US Large Cap 20% Buffer Strategies Fund | Derivative Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Vest US Large Cap 20% Buffer Strategies Fund | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Vest US Large Cap 20% Buffer Strategies Fund | FLEX Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Index or ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index or ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index or ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Vest US Large Cap 20% Buffer Strategies Fund | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index or ETF changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Vest US Large Cap 20% Buffer Strategies Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Vest US Large Cap 20% Buffer Strategies Fund | Risks Of Investing In Other Investment Companies Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.
Vest US Large Cap 20% Buffer Strategies Fund | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Vest US Large Cap 20% Buffer Strategies Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.
Vest US Large Cap 20% Buffer Strategies Fund | Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.
Vest US Large Cap 20% Buffer Strategies Fund | The Fund Is subject To performance And Equity Risk Related To The US Large Cap Equities Member
Prospectus [Line Items]
Risk [Text Block]
The Fund is subject to performance and equity risk related to the US large cap equities.   Options’ payments at expiration are based on the price performance of the US large cap equity market or an ETF that tracks such market.  The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market or ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market and/or ETF.  The settlement value of the FLEX Options is based on the Index or an ETF on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Index or ETF is designed to replicate the performance of the US large cap equity market. The value of the Index or ETF will fluctuate over time based on fluctuations in the value of the stocks comprising the Index or ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Vest US Large Cap 20% Buffer Strategies Fund | Risk Of Loss Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

Vest US Large Cap 20% Buffer Strategies Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code and disposition of such options will be taxed accordingly. The ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the ETF, the FLEX Options and the Fund. The ETF may engage in securities lending. Securities lending involves the risk that the ETF may lose money because the borrower of the ETF’s loaned securities fails to return the securities in a timely manner or at all. Shares of ETFs may trade at a discount or premium from their NAV.

The value of the FLEX Options may change with the implied volatility of the Index or ETF and the securities comprising the Index or the ETF.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index or the ETF. The Fund seeks to provide target returns referencing the price performance of the Index or an ETF, which does not include returns from dividends paid by the companies in the Index or an ETF.

The values of the FLEX Options do not increase or decrease at the same rate as the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or ETF or their underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index or the ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index or ETF and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Vest US Large Cap 20% Buffer Strategies Fund | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Vest US Large Cap 20% Buffer Strategies Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.
Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.
Vest US Large Cap 20% Buffer Strategies Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
Vest US Large Cap 20% Buffer Strategies Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund expects to comply with the requirements of the Code so that it will be taxed as a RIC. However, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle rules”, and various loss limitation provisions of the Code.

Vest US Large Cap 20% Buffer Strategies Fund | Indexed Securities And Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index or an ETF, it may be subject to the risks associated with changes in that index or ETF.
Vest US Large Cap 20% Buffer Strategies Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling FLEX Options linked to the Index. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. High portfolio turnover, which will not be reflected as operational costs of the Fund, may cause the Fund’s performance to be less than you expect.

Vest US Large Cap 20% Buffer Strategies Fund | Large Shareholders And Redemptions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholders and Redemptions Risk. The Fund may be adversely affected when a large shareholder purchases or redeems a large amount of shares relative to the size of the Fund, which can occur at any time. Large shareholder transactions can cause the Fund to sell certain assets in order to meet purchase or redemption requests, which could indirectly affect the liquidity of the Fund’s portfolio. A smaller fund can be more adversely affected by large purchases or redemptions.

Vest US Large Cap 20% Buffer Strategies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Vest US Large Cap 20% Buffer Strategies Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vest US Large Cap 20% Buffer Strategies Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.
Vest S&P 500 Dividend Aristocrats Target Income Fund | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

Vest S&P 500 Dividend Aristocrats Target Income Fund | FLEX Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX
Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Vest S&P 500 Dividend Aristocrats Target Income Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Vest S&P 500 Dividend Aristocrats Target Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Vest S&P 500 Dividend Aristocrats Target Income Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund expects to comply with the requirements of the Code so that it will be taxed as a RIC. However, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the ”straddle rules”, and various loss limitation provisions of the Code. Additionally, from time to time, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The desired result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders. Accordingly, an investment in the Fund may not be appropriate for those investors who are seeking to minimize current tax liabilities or are seeking investments in funds that utilize tax deferral investment strategies.

Vest S&P 500 Dividend Aristocrats Target Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Vest S&P 500 Dividend Aristocrats Target Income Fund | Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

Vest S&P 500 Dividend Aristocrats Target Income Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Vest S&P 500 Dividend Aristocrats Target Income Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.
Vest S&P 500 Dividend Aristocrats Target Income Fund | Index Limitations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Cboe Aristocrats Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Cboe Aristocrats Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.
Vest S&P 500 Dividend Aristocrats Target Income Fund | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Cboe Aristocrats Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Cboe Aristocrats Index and may hinder the Fund’s ability to meet its investment objective.
Vest S&P 500 Dividend Aristocrats Target Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Vest S&P 500 Dividend Aristocrats Target Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin ETP Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin ETP Risk. The Fund may invest in Options that utilize Bitcoin ETPs or Bitcoin ETP Indexes as the Bitcoin Reference Instrument. Bitcoin ETPs are exchange-traded investment products that seek to match the daily changes in the price of bitcoin, before the payment of its fees and expenses, and trade intra-day on a national securities exchange. Bitcoin ETPs are not registered under the 1940 Act and therefore do not provide investors with the protections afforded by 1940 Act-registered products. Shares of Bitcoin ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of Options that reference Bitcoin ETPs is similar to the risk involved in the purchase or sale of an exchange-traded fund, and generally reflect the risks of owning the bitcoin held by the Bitcoin ETPs. Bitcoin ETPs generally determine the price of bitcoin by reference to a benchmark rate or index. Because the Fund may use Bitcoin ETPs to get its exposure to the price of bitcoin, the risk exists that the value of Bitcoin ETPs will deviate from the price of bitcoin. The Bitcoin ETPs have a short trading history and may be subject to volatility risk, as well as the risks discussed in "Bitcoin Risk" set forth below. Brokerage, tax and other expenses may negatively impact the performance of the Bitcoin ETPs and, in turn, the value of the Fund’s shares.

Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Risks

The following risk are specifically attributable to making investments in or related to Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin or Bitcoin-linked investments represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin are relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin, Bitcoin Reference Instruments, or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks.  Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for U.S. dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.
•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.
•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, New Technology Adoption Risks Member
Prospectus [Line Items]
Risk [Text Block]	New Technology Adoption Risks. Investing in Bitcoin or Bitcoin-linked investments represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Industry Uncertainty Risks Member
Prospectus [Line Items]
Risk [Text Block]	Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin are relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Bitcoin Volatility Risks Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin, Bitcoin Reference Instruments, or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Excess Supply Risks Member
Prospectus [Line Items]
Risk [Text Block]	Excess Supply Risks. Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Disruptions And Failures At Bitcoin Member
Prospectus [Line Items]
Risk [Text Block]	Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for U.S. dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Risks Associated With Demand For Specific Digital Assets Member
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Competition From Central Bank Digital Currencies (“CBDCs”) Member
Prospectus [Line Items]
Risk [Text Block]	Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Risks From Decreased Incentives For Miners Member
Prospectus [Line Items]
Risk [Text Block]	Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Risks Of Changes To Bitcoin Network Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Bitcoin Risks, Risks Associated With Intellectual Property Rights Member
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks Member
Prospectus [Line Items]
Risk [Text Block]
Other General Fund Risks

•Risk of Limited Exposure. Due to the Fund’s investment strategy of limiting its volatility, the Fund’s investment in Bitcoin may be a small proportion of the Fund’s assets.
•Risk of Call Options. The use of call options involves risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio managers to forecast market movements correctly. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the purchaser of a call option, the Fund will generally only exercise the option if the value of the reference index or security rises above the strike price. If the value of the reference index or security does not rise above the level of the strike price, the option is likely to expire worthless. When writing a call option, the Fund will have no control over the exercise of the option by the option holder. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security or index, price volatility, currency exchange rates, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their reference index or security and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

•Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

•Options Valuation Risk. The Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the Options will be determined based upon market quotations or using other recognized pricing methods. The Options are also subject to correlation risk, meaning the value of the Options does not increase or decrease at the same rate as the Bitcoin Reference Instrument (although they generally move in the same direction) or its underlying securities. The value of the Options prior to the expiration date may vary because of factors other than the value of the Bitcoin Reference Instrument, such as interest rate changes, changing supply and demand, decreased liquidity of the Options, a change in the actual and perceived volatility of the stock market and the Bitcoin Reference Instrument and the remaining time to expiration. Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the Options which could impact the value paid for shares of the Fund.

•Risk of Investing in Futures. The Fund may invest in exchange-traded Bitcoin futures contracts (through the Vest Subsidiary). Futures contracts can be highly volatile and using futures can increase the volatility of the Fund’s NAV and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

•Bitcoin Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Bitcoin futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets.

•Risk of Limit to Fund’s Maximum Assets. CME’s Position Limit and Accountability Level may limit the maximum assets that can be committed to the Fund’s investment strategy, and consequently to the Fund. The Trust may close the Fund to additional investments as a result of its positions nearing the Position Limit or Accountability Level. The Fund may also limit its size and close to new investment if it deems that it cannot meet liquidity demands from potential redemptions or that it may become so large that as to require more liquidity to meet potential redemptions than the market can provide.

•Risk of Investing in Derivatives. The Fund may invest in derivatives. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

•Liquidity Risk. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Bitcoin Future contract or Option that references Bitcoin Reference Instruments. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s NAV. In addition, many of the Bitcoin Futures contracts and Options that reference Bitcoin Reference Instruments are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. The illiquidity of Bitcoin Futures or Options that reference Bitcoin Reference Instruments could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares. The Fund may limit it size and close the Fund to new investment if it deems that it cannot meet liquidity demands from potential redemptions or that it may become so large that as to require more liquidity to meet potential redemptions than the market can provide.

•Portfolio Turnover Risk. The Fund may experience high portfolio turnover. The Fund’s high levels of turnover of certain Bitcoin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

•Volatility Risk. Frequent or significant short-term price movements of Bitcoin, and thus Bitcoin Futures and Options that reference Bitcoin Reference Instruments, could adversely impact the performance of the Fund. In addition, the NAV of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. Bitcoin speculation regarding future appreciation in the value of Bitcoin may inflate and make more volatile the price of a Bitcoin. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. The volatility of Bitcoin could, in turn, result in significant losses for the Fund and its shareholders. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin, Bitcoin Reference Instruments or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.

•Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Bitcoin Futures typically trade is closed. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Vest Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

•Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets.

•Credit Risk. The Fund’s non-Bitcoin Futures investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

•Vest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Vest Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Vest Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Vest Subsidiary, will not have all the protections offered to investors in registered investment companies.

•Tax Risk. The Fund intends to qualify as a RIC. However, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund's Options strategy (if and when employed), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.
The Fund’s investments in offsetting positions with respect to the Bitcoin Reference Instrument may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will be taxed accordingly. In addition, the Fund intends to treat the issuer of the Options as the issuer of the referenced asset or in the case of Options on an index, the issuers of the securities underlying the index, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the Options is not appropriately the referenced asset or the issuers of the securities underlying the index, the Fund could lose its own status as a RIC.
The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETPs and indexes of Bitcoin ETPs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. However, if the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to U.S. federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Failing to qualify as a RIC could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK –Tax Risk” below, as well as in the Fund’s Statement of Additional Information (“SAI”).
•Management Risk. The Fund is subject to management risk because it is actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, in making investment decisions for the Fund, but there can be no guarantee that these will operate as intended or produce the desired results.

•Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets; the Fund will seek to achieve and maintain the Target Exposure generally of not more than 100% by using leverage inherent in futures contracts and through reverse repurchase agreements. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in derivative instruments, such as Bitcoin Futures or Options that that reference Bitcoin Reference Instruments, may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

•Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because prices of the Bitcoin Futures and Options that reference Bitcoin Reference Instruments tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment. This risk is particularly significant in light of the significant volatility that is often exhibited by the prices of Bitcoin.

•Interest Rate Risk. The Fund’s non-Bitcoin Futures investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates.

•Restricted Securities. Restricted Securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell Restricted Securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result.

•U.S. Government Securities Risk. In addition to its investments in Bitcoin Futures, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government.
•Repurchase Agreements Risk.  In addition to its investments in Bitcoin Futures, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays.

•Operational Risk. The Fund is exposed to operational risks. Unlike other more developed futures markets, the market for exchange-traded Bitcoin futures contracts and Options that reference Bitcoin Reference Instruments has limited trading history and operational experience and may have unique operational risks. These risks could include risks of exchange trading suspensions, operational risks of collateral transfer between custodian and FCM (in the case of futures) and risks associated with settlement delays or failures.

•Large Shareholders and Redemptions Risk. The Fund may be adversely affected when a large shareholder purchases or redeems a large amount of shares relative to the size of the Fund, which can occur at any time. Large shareholder transactions can cause the Fund to sell certain assets in order to meet purchase or redemption requests, which could indirectly affect the liquidity of the Fund’s portfolio. A smaller fund can be more adversely affected by large purchases or redemptions.

•Non-Diversified Risk.  The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Risk Of Limited Exposure Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Limited Exposure. Due to the Fund’s investment strategy of limiting its volatility, the Fund’s investment in Bitcoin may be a small proportion of the Fund’s assets.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Risk Of Call Options Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Call Options. The use of call options involves risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio managers to forecast market movements correctly. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the purchaser of a call option, the Fund will generally only exercise the option if the value of the reference index or security rises above the strike price. If the value of the reference index or security does not rise above the level of the strike price, the option is likely to expire worthless. When writing a call option, the Fund will have no control over the exercise of the option by the option holder. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security or index, price volatility, currency exchange rates, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their reference index or security and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Valuation Risk. The Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the Options will be determined based upon market quotations or using other recognized pricing methods. The Options are also subject to correlation risk, meaning the value of the Options does not increase or decrease at the same rate as the Bitcoin Reference Instrument (although they generally move in the same direction) or its underlying securities. The value of the Options prior to the expiration date may vary because of factors other than the value of the Bitcoin Reference Instrument, such as interest rate changes, changing supply and demand, decreased liquidity of the Options, a change in the actual and perceived volatility of the stock market and the Bitcoin Reference Instrument and the remaining time to expiration. Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the Options which could impact the value paid for shares of the Fund.

Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Risk Of Investing In Futures Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Futures. The Fund may invest in exchange-traded Bitcoin futures contracts (through the Vest Subsidiary). Futures contracts can be highly volatile and using futures can increase the volatility of the Fund’s NAV and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Bitcoin Futures Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Bitcoin futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Risk Of Limit To Fund’s Maximum Assets Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Limit to Fund’s Maximum Assets. CME’s Position Limit and Accountability Level may limit the maximum assets that can be committed to the Fund’s investment strategy, and consequently to the Fund. The Trust may close the Fund to additional investments as a result of its positions nearing the Position Limit or Accountability Level. The Fund may also limit its size and close to new investment if it deems that it cannot meet liquidity demands from potential redemptions or that it may become so large that as to require more liquidity to meet potential redemptions than the market can provide.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Risk Of Investing In Derivatives Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Derivatives. The Fund may invest in derivatives. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Bitcoin Future contract or Option that references Bitcoin Reference Instruments. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s NAV. In addition, many of the Bitcoin Futures contracts and Options that reference Bitcoin Reference Instruments are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. The illiquidity of Bitcoin Futures or Options that reference Bitcoin Reference Instruments could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares. The Fund may limit it size and close the Fund to new investment if it deems that it cannot meet liquidity demands from potential redemptions or that it may become so large that as to require more liquidity to meet potential redemptions than the market can provide.

Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. The Fund may experience high portfolio turnover. The Fund’s high levels of turnover of certain Bitcoin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. Frequent or significant short-term price movements of Bitcoin, and thus Bitcoin Futures and Options that reference Bitcoin Reference Instruments, could adversely impact the performance of the Fund. In addition, the NAV of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. Bitcoin speculation regarding future appreciation in the value of Bitcoin may inflate and make more volatile the price of a Bitcoin. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. The volatility of Bitcoin could, in turn, result in significant losses for the Fund and its shareholders. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin, Bitcoin Reference Instruments or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Margin Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Bitcoin Futures typically trade is closed. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Vest Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund’s non-Bitcoin Futures investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Vest Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Vest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Vest Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Vest Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Vest Subsidiary, will not have all the protections offered to investors in registered investment companies.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund intends to qualify as a RIC. However, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund's Options strategy (if and when employed), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.
The Fund’s investments in offsetting positions with respect to the Bitcoin Reference Instrument may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will be taxed accordingly. In addition, the Fund intends to treat the issuer of the Options as the issuer of the referenced asset or in the case of Options on an index, the issuers of the securities underlying the index, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the Options is not appropriately the referenced asset or the issuers of the securities underlying the index, the Fund could lose its own status as a RIC.
The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETPs and indexes of Bitcoin ETPs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. However, if the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to U.S. federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Failing to qualify as a RIC could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK –Tax Risk” below, as well as in the Fund’s Statement of Additional Information (“SAI”).
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is subject to management risk because it is actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, in making investment decisions for the Fund, but there can be no guarantee that these will operate as intended or produce the desired results.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Borrowing And Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets; the Fund will seek to achieve and maintain the Target Exposure generally of not more than 100% by using leverage inherent in futures contracts and through reverse repurchase agreements. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in derivative instruments, such as Bitcoin Futures or Options that that reference Bitcoin Reference Instruments, may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because prices of the Bitcoin Futures and Options that reference Bitcoin Reference Instruments tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment. This risk is particularly significant in light of the significant volatility that is often exhibited by the prices of Bitcoin.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s non-Bitcoin Futures investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Restricted Securities Member
Prospectus [Line Items]
Risk [Text Block]	Restricted Securities. Restricted Securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell Restricted Securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. In addition to its investments in Bitcoin Futures, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government.

Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreements Risk. In addition to its investments in Bitcoin Futures, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk. The Fund is exposed to operational risks. Unlike other more developed futures markets, the market for exchange-traded Bitcoin futures contracts and Options that reference Bitcoin Reference Instruments has limited trading history and operational experience and may have unique operational risks. These risks could include risks of exchange trading suspensions, operational risks of collateral transfer between custodian and FCM (in the case of futures) and risks associated with settlement delays or failures.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Large Shareholders And Redemptions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholders and Redemptions Risk. The Fund may be adversely affected when a large shareholder purchases or redeems a large amount of shares relative to the size of the Fund, which can occur at any time. Large shareholder transactions can cause the Fund to sell certain assets in order to meet purchase or redemption requests, which could indirectly affect the liquidity of the Fund’s portfolio. A smaller fund can be more adversely affected by large purchases or redemptions.
Vest Bitcoin Strategy Managed Volatility Fund | Other General Fund Risks, Non-Diversified Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.
Vest Bitcoin Strategy Managed Volatility Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves a substantial degree of risk.
Vest Bitcoin Strategy Managed Volatility Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.